EMPLOYEE BENEFIT PLANS - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at end of the year	$ 302,131
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	8,180
Settlements and reclassifications	(8,180)
Fair value of plan assets at end of the year	0
Level 3 | Other
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	122
Settlements and reclassifications	(122)
Fair value of plan assets at end of the year	0
Level 3 | Interest in 103-12 Investment Companies
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets at beginning of the year	8,058
Settlements and reclassifications	(8,058)
Fair value of plan assets at end of the year	$ 0